SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net loss	$ (690,913)	$ (1,561,768)	$ (1,362,890)	$ (5,256,288)	$ (8,421,179)	$ (14,094,283)
Expected income tax recovery					(2,189,707)	(3,664,514)
Non-deductible expenses					1,322,198	882,745
Other temporary differences					(988)	(4,160)
Change in valuation allowance					868,497	2,785,929
Income tax recovery